Annual Fund Operating Expenses - Bernzott U.S. Small Cap Value Fund	Sep. 25, 2020
Bernzott U.S. Small Cap Value Fund Shares
Entity Listings [Line Items]
Management fees	0.80%
Distribution (Rule 12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	1.10%
Fees waived and/or expenses reimbursed	(0.15%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.95%	[1]
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2021

[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.95% of the average daily net assets of the Fund. This agreement is in effect until September 30, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of reimbursement.